Commitments (Details) Tons in Thousands				1 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 20, 2020 USD ($)	Feb. 22, 2018 USD ($)	Jan. 31, 2013	Dec. 31, 2022 USD ($) m² Tons	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2023 USD ($)
Commitments (Details) [Line Items]
Rental expense					$ 0	$ 0	$ 100,000
Contract term				5 years
Recognized income					600,000	$ 1,200,000	$ 1,100,000
Budget			$ 24,000,000
Cost of project					1,000,000
Cost amount					415,000
Commiting to pay		$ 4,000,000
Total value		$ 105,000,000
Supplier amount					$ 33,900,000			$ 9,480,000
Purchase energy	$ (17,050,000.00)
Purchase of energy					16,500,000
Cariacica [Member]
Commitments (Details) [Line Items]
Produce of metric tons | Tons					600
Rolled Steel Products [Member]
Commitments (Details) [Line Items]
Produce of metric tons | Tons					450
Espírito Santo [Member]
Commitments (Details) [Line Items]
Square meters (in Square Meters) | m²					1,200,000
Itauna [Member]
Commitments (Details) [Line Items]
Produce of metric tons | Tons					120
NRG Curtailment Solutions, Inc. [Member]
Commitments (Details) [Line Items]
Contract term				5 years
Bottom of range [Member]
Commitments (Details) [Line Items]
Produce of metric tons			17,500
Top of range [Member]
Commitments (Details) [Line Items]
Produce of metric tons			22,500